INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of components of income tax expense
Income taxes for the years ended December 31, 2013 and 2012 are summarized as follows:

	December 31, 2013	December 31, 2012
Current (benefit)/liability	$—	$—
Deferred provision	—	—
Net income tax provision	$—	$—

Schedule of effective income tax reconciliation
A reconciliation of the differences between the effective and statutory income tax rates for years ended December 31, 2013 and 2012 are as follows:

	December 31, 2013		December 31, 2012
	Amount	Percent	Amount	Percent
Federal statutory rates	$(2,176,897)	34%	$(803,393)	34%
State Statutory rates	(448,185)	7%	(165,405)	7%
Income passed through to owners	—	0%	623,901	(26)%
Other	—	0%	(45,553)	2%
Permanent differences	4,837	0%	—	0%
Changes in valuation allowance	2,620,245	(41)%	390,450	(17)%
Effective rate	$—	0%	$—	0%

Schedule of deferred tax assets and liabilities
At December 31, 2013 and 2012 deferred income tax assets and liabilities were comprised of:

	December 31, 2013	December 31, 2012
Deferred tax assets (liabilities) – current	$—	$—
Deferred tax assets (liabilities) – long-term:	—	—
Stock Compensation	10,234	—
Net operating loss carryforwards	3,038,557	428,547
Total net deferred tax assets	3,048,791	428,547
Valuation allowance	(3,048,791)	(428,547)
Net deferred tax assets	$—	$—